Goodwill and impairment of goodwill	12 Months Ended
Dec. 31, 2024
Goodwill and impairment of goodwill
Goodwill and impairment of goodwill

13. Goodwill and impairment of goodwill

(Euro, in thousands)
On January 1, 2023	€69,813
Exchange differences on goodwill	(256)
On December 31, 2023	€69,557
Exchange differences on goodwill	453
On December 31, 2024	€70,010

The goodwill resulting from both the acquisition of CellPoint (€62.4 million) and AboundBio (€7.6 million) was allocated to the same cash-generating unit (CGU), “CAR-T/Cell therapy” (which was the same as “oncology” before). The intangible assets acquired as a result of both business combinations were also allocated to this cash-generating unit, together with some other (in)tangible assets related to the “CAR-T/Cell therapy” cash-generating unit. The valuation method of the recoverable amount of this cash-generating unit is based on the fair value less costs of disposal.

The valuation technique that was applied to determine the fair value less costs of disposal of the cash-generating unit is a discounted cash flow method (“DCF”) with projected cash flows that cover a period of 16 years (in accordance with management's assumptions on patent protection of the underlying assets). The period considered exceeds five years because the main sales are expected for the period beyond 2029. The key assumptions used in this valuation (level 3 in the fair value hierarchy) of the recoverable amount of the underlying cash-generating unit were:

●	Probability of success of our clinical programs that is based on benchmarks in combination with management estimate. Probabilities of success are continuously evaluated in light of the progress of our portfolio.
●	Terminal growth rate of -50% reflecting the anticipated sales evolution beyond 2040
●	Discount rate of 13.75% (13.72% on December 31, 2023)
●	Future revenue and investment assumptions are based on management estimates of the overall cell therapy market, consistent with the assumptions that a market participant would make. Estimates about patient numbers, sales volumes and prices were verified against several external databases.

No impairment was identified per December 31, 2024.

Reference is made to note 28 “Business combinations during the prior periods” for a detailed description of both business combinations.